Note 18 - Stockholders' Equity (Details) (USD $)	1 Months Ended		6 Months Ended		12 Months Ended						12 Months Ended						1 Months Ended			13 Months Ended				12 Months Ended			1 Months Ended	12 Months Ended		15 Months Ended		1 Months Ended	0 Months Ended			1 Months Ended	12 Months Ended
	Jan. 24, 2013	Jan. 25, 2013	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Apr. 30, 2012	Apr. 30, 2011	Mar. 31, 2011	Sep. 30, 2011 Investors [Member]	Sep. 30, 2011 Brokers [Member]	Jan. 24, 2013 Recapitalization [Member] Series C Preferred Stock [Member]	Jan. 24, 2013 Recapitalization [Member] Series D Preferred Stock [Member]	Jan. 25, 2013 Recapitalization [Member]	Jan. 24, 2013 Recapitalization [Member]	Jan. 24, 2013 Satisfaction of Liability [Member]	Jun. 30, 2010 Series C Shares [Member]	Sep. 30, 2011 Series D Shares [Member]	Dec. 31, 2012 Common Stock [Member] Series A Preferred Stock [Member]	Sep. 30, 2011 Common Stock [Member] Series A Preferred Stock [Member]	Sep. 30, 2011 Common Stock [Member] Series A Preferred Stock [Member]	Jan. 24, 2013 Warrant [Member]	Sep. 30, 2012 Mark Goldwasser [Member]	Sep. 30, 2012 Leonard Sokolow [Member]	Sep. 30, 2011 Brokers [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Sep. 30, 2012 Series A Preferred Stock [Member]	Sep. 30, 2011 Series A Preferred Stock [Member]	Dec. 21, 2011 Series A Preferred Stock [Member]	Mar. 31, 2013 Series A Preferred Stock [Member]	Jan. 24, 2013 Series C Preferred Stock [Member]	Jul. 12, 2010 Series C Preferred Stock [Member]	Mar. 31, 2013 Series C Preferred Stock [Member]	Sep. 30, 2012 Series C Preferred Stock [Member]	Sep. 29, 2010 Series D Preferred Stock [Member]	Sep. 30, 2011 Series D Preferred Stock [Member]	Mar. 31, 2013 Series D Preferred Stock [Member]	Sep. 30, 2012 Series D Preferred Stock [Member]	Mar. 31, 2013 Series E Preferred Stock [Member]	Sep. 30, 2012 Series E Preferred Stock [Member]	Apr. 30, 2012 Series E Preferred Stock [Member]	Sep. 30, 2011 EquityStation [Member]	Jan. 31, 2013 Convertible Debt [Member]
Note 18 - Stockholders' Equity (Details) [Line Items]
Common Stock, Shares Authorized			150,000,000		150,000,000	150,000,000			150,000,000	50,000,000
Preferred Stock, Shares Authorized			10,000,000		10,000,000				10,000,000	200,000																		50,000	50,000		50,000			34,500	34,500			100,000	100,000	200,000	200,000
Common Stock, Shares, Issued			89,016,988		26,567,193	20,446,704									29,450,000	9,416,691							12,951,196																					10,000,000
Common Stock, Value, Issued (in Dollars)			$ 1,780,000		$ 531,000	$ 409,000									$ 8,800,000
Recapitalization Costs (in Dollars)		374,000
Preferred Stock, Shares Issued													34,169	60,000														46,050	42,957	5,723	0
Convertible Debt (in Dollars)																																												5,000,000
Debt Conversion, Converted Instrument, Warrants or Options Issued	17,426,187					530,000	963,000				3,170,000	200,000																				1,990,505
Stock Issued During Period, Shares, Other																	600,000
Stock Issued During Period, Value, Other (in Dollars)			125,000		515,000	1,334,000											125,000
Proceeds from Issuance of Common Stock (in Dollars)			8,420,000			1,585,000
Stock Issued During Period, Shares, New Issues					1,967,042	3,170,000																		126,188	340,854								34,167			60,000
Payments of Stock Issuance Costs (in Dollars)						169,000
Option Indexed to Issuer's Equity, Contract Reclassification						$530,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)						0.50		0.50										0.50	0.50
Proceeds from Issuance of Preferred Stock and Preference Stock (in Dollars)						1,334,000																														3,000,000	1,334,000
Convertible Preferred Stock, Shares Issued upon Conversion																					80	80																			100	100,000
Preferred Stock, Redemption Price Per Share (in Dollars per share)																						$ 1.25											$ 0.50			$ 0.50
Preferred Stock, Dividend Rate, Percentage																													9.00%
Dividends, Preferred Stock (in Dollars)				93,000	93,000	414,000																						93,000	414,000
Preferred Stock, Shares Outstanding																												46,050	42,957		0
Preferred Stock, Amount of Preferred Dividends in Arrears (in Dollars)																														715,000
Conversion of Stock, Shares Converted																				4,141,826							51,773
Proceeds from Issuance of Convertible Preferred Stock (in Dollars)																																	1,700,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						2,820,000												3,416,692	6,000,000														3,416,691			6,000,000
Preferred Stock Proceeds Receivable (in Dollars)																																				1,334,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)																												$ 0.01	$ 0.01		$ 0.01										$ 0.01
Sale of Stock, Price Per Share (in Dollars per share)																																									$ 50
Warrants Issued During Period (in Dollars)						3,170,000																				200,000
Class of Warrant or Right, Outstanding					0
Other Ownership Interests, Contributed Capital (in Dollars)																																											$ 31,000